CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	[1]	$ 114	$ 156
Accounts receivable (net of allowance for doubtful accounts of $0 and $4, respectively)	[1]	234	363
Accounts receivable from affiliates		13	8
Inventories	[1]	499	478
Prepaid expenses		27	23
Other current assets		48	61
Assets held for sale		198	0
Total current assets		1,133	1,089
Property, plant, and equipment, net	[1]	640	848
Operating lease right-of-use assets	[1]	17	30
Intangible assets, net	[1]	2	11
Investment in unconsolidated affiliates		114	101
Deferred income taxes		11	77
Other noncurrent assets		152	208
Total assets		2,069	2,364
Current liabilities:
Accounts payable	[1]	255	360
Accounts payable to affiliates		30	17
Accrued liabilities	[1]	106	125
Current operating lease liability		3	6
Current portion of debt	[1]	1,041	5
Liabilities held for sale		94	0
Total current liabilities		1,529	513
Long-term debt including finance leases		6	949
Operating lease liability	[1]	15	28
Other noncurrent liabilities		202	285
Noncurrent payable to affiliates		7	21
Total liabilities		1,759	1,796
Commitments and contingencies (Notes 22 and 23)
Equity
Ordinary shares $0.001 par value, 200 shares authorized, each, 108 and 107 issued and outstanding, respectively		0	0
Additional paid-in capital		1,345	1,337
Accumulated deficit		(648)	(460)
Accumulated other comprehensive loss		(391)	(314)
Total Venator Materials PLC shareholders' equity		306	563
Noncontrolling interest in subsidiaries		4	5
Total equity		310	568
Total liabilities and equity		$ 2,069	$ 2,364

[1]	At December 31, 2022 and 2021, the following amounts from consolidated variable interest entities are included in the respective balance sheet captions above: $6 and $4 of cash and cash equivalents; $9 and $7 of accounts receivable, net; $6 and $2 of inventories; $3 each of property, plant and equipment, net; $2 and nil of operating lease right-of-use assets; $2 and $5 of intangible assets, net; $3 each of accounts payable; and $4 and $3 of accrued liabilities. See "Note 9. Variable Interest Entities."